Long-Term Liabilities (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of other noncurrent liabilities

Other long-term liabilities in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Uncertain tax positions; including interest and penalties – long-term	$9,199	$5,794
Other	1,926	196
Total other long-term liabilities	$11,125	$5,990